Document and Entity Information	Jun. 09, 2020
Cover [Abstract]
Entity Registrant Name	CNB FINANCIAL CORP/PA
Amendment Flag	false
Entity Central Index Key	0000736772
Document Type	8-K
Document Period End Date	Jun. 09, 2020
Entity Incorporation State Country Code	PA
Entity File Number	000-13396
Entity Tax Identification Number	25-1450605
Entity Address, Address Line One	1 South Second Street
Entity Address, Address Line Two	PO Box 42
Entity Address, City or Town	Clearfield
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	16830
City Area Code	(814)
Local Phone Number	765-9621
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	CCNE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false